Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 16. Intangible Assets and Goodwill

Goodwill

The carrying value of goodwill at May 31, 2018 and February 28, 2018 was $0. During the fiscal 2018, the Company made an acquisition which resulted in $549,667 of goodwill being recorded and subsequently impaired.

Intangible assets

The carrying value of intangible assets at May 31, 2018 and February 28, 2018 was $0. During fiscal 2018, the Company acquired $1,237,000 of intangible assets, including $432,000 of code base and databases, $420,000 of platform and code base, $250,000 of app portfolios, and $135,000 of app handles. During fiscal 2018, the Company recorded $64,907 of amortization expense related to intangible assets.

Impairments

We evaluate our goodwill and intangible assets for an impairment on an annual basis each fiscal year end. Based upon our review and analysis, we deemed all of the goodwill and intangible assets acquired in fiscal 2018 as fully impaired as of February 28, 2018. Accordingly, we recognized an impairment expense of $1,721,760 in fiscal 2018. This reflects the full amount of goodwill and the unamortized balance of the intangible assets.

Goodwill

The carrying value of goodwill at February 28, 2018 and February 28, 2017 was $0. During fiscal 2018 and fiscal 2017, the Company made three acquisitions which resulted in $549,667 and $1,317,680 of goodwill being recorded, and subsequently impaired, respectively. See Note 13 for more information about acquisitions.

Intangible assets

The carrying value of intangible assets at February 28, 2018 and February 28, 2017 was $0. During fiscal 2018, the Company acquired $1,237,000 of intangible assets, including $432,000 of code base and databases, $420,000 of platform and code base, $250,000 of app portfolios, and $135,000 of app handles. During fiscal 2018, the Company recorded $64,907 of amortization expense related to intangible assets.

During fiscal 2017, the Company entered into agreements to purchase domain name rights with five individuals. In exchange for the domain name rights, the Company issued 369,750 common shares and paid $69,500 in cash. The total fair value of the shares was $154,740 based on the respective domain name purchase agreements date and the closing market price on that date.

Impairments

We evaluate our goodwill and intangible assets for an impairment on an annual basis each fiscal year end. Based upon our review and analysis, we deemed all of the goodwill and intangible assets acquired in fiscal 2018 as fully impaired as of February 28, 2018. Accordingly, we recognized an impairment expense of $1,721,760 in fiscal 2018. In fiscal 2017, we recognized an impairment of $1,725,009. This reflects the full amount of goodwill and the unamortized balance of the intangible assets each year.